Insurance contracts (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ 52,206	€ 22,124
Incurred claims and other directly attributable expenses	(223,692)	(165,336)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(40,438)	1,544
Claims and other directly attributable expenses paid	(362,548)	(387,949)
Premium revenue	600,813	583,269
Foreign currency translation and other changes	68	(1,446)
Insurance contract receivables (liabilities) at end of period	26,409	52,206
Premium revenue for past performance years	(4,987)	9,038
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	53,137	23,925
Incurred claims and other directly attributable expenses	(223,898)	(166,161)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(40,438)	1,544
Claims and other directly attributable expenses paid	(362,548)	(387,949)
Premium revenue	600,813	583,269
Foreign currency translation and other changes	62	(1,491)
Insurance contract receivables (liabilities) at end of period	27,128	53,137
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(931)	(1,801)
Incurred claims and other directly attributable expenses	206	825
Foreign currency translation and other changes	6	45
Insurance contract receivables (liabilities) at end of period	(719)	(931)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	26,836	20,415
Incurred claims and other directly attributable expenses	(225,192)	(209,198)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	3,121	(2,666)
Claims and other directly attributable expenses paid	(378,459)	(423,377)
Premium revenue	611,974	642,529
Foreign currency translation and other changes	(680)	(867)
Insurance contract receivables (liabilities) at end of period	37,600	26,836
Premium revenue for past performance years	(1,804)	(7,696)
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	27,389	20,669
Incurred claims and other directly attributable expenses	(225,237)	(208,884)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	3,121	(2,666)
Claims and other directly attributable expenses paid	(378,459)	(423,377)
Premium revenue	611,974	642,529
Foreign currency translation and other changes	(686)	(882)
Insurance contract receivables (liabilities) at end of period	38,102	27,389
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(553)	(254)
Incurred claims and other directly attributable expenses	45	(314)
Foreign currency translation and other changes	6	15
Insurance contract receivables (liabilities) at end of period	€ (502)	€ (553)